Retirement Benefit Obligations - Summary of Net Charge to Consolidated Income Statement (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	$ 70	$ 51	$ 51
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	30	28	28
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	16	6	7
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	12	8	8
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Total expense in Consolidated Income Statement	$ 12	$ 9	$ 8